SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 INR (₨)	May 31, 2018 USD ($)
Short-term Debt [Line Items]
Payment of notes payable		$ 515,615
Interest expense		$ 8,058	$ 6,932
Other debt [Member]
Short-term Debt [Line Items]
Note payable to related parties						$ 7,500
Payment of notes payable				$ 1,500
Auto Loan ICICI Bank [Member]
Short-term Debt [Line Items]
Debt periodic payment description		Payments are monthly at $752, through maturity in May 2023.
Periodic payment of debt		$ 752
Long-term debt, maturity (2022)		4,877
Long-term debt, maturity (2023)		6,186
Revolving Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value		$ 100,000
Debt instrument, interest rate, stated percentage		4.00%			4.00%
Debt instrument maturity date		Dec. 30, 2020
Revolving Loan [Member] | Renegotiated Balance [Member]
Short-term Debt [Line Items]
Debt instrument, face value		$ 99,975
Debt instrument, interest rate, stated percentage		4.00%			4.00%
COVID UGECL [Member]
Short-term Debt [Line Items]
Long-term debt, maturity (2022)		$ 19,910
Long-term debt, maturity (2023)		$ 19,910
Debt instrument, interest rate, stated percentage		7.50%			7.50%
Line of credit term		COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months,
Line of credit interest		interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity
Long-term debt, maturity (2024)		$ 9,956
COVID UGECL [Member] | INR [Member]
Short-term Debt [Line Items]
Line of credit | ₨					₨ 4,000,000
Paycheck Protection Program Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value		$ 34,697
Debt instrument, interest rate, stated percentage		1.00%			1.00%
Debt, forgiveness	$ 10,057	$ 24,640
Unsecured Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value		$ 50,000
Debt instrument, interest rate, stated percentage		10.00%			10.00%
Debt instrument description		$50,000 unsecured loan due in 52 weekly payments
Interest expense		$ 1,057